SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 95,323	$ 67,827
Work in process	1,049,001	265,386
Finished goods	2,356,973	2,727,827
Inventory, gross	3,501,297	3,061,040
Less: inventory allowance	(381,470)	(381,765)
Inventory, net	$ 3,119,827	$ 2,679,275